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ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

August 25, 2020

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  VanEck Vectors ETF Trust
        Securities Act File No. 333-123257
        Post-Effective Amendment No. 2,674
        Investment Company Act File No. 811-10325
        Amendment No. 2,678

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,674 to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, together with exhibits thereto.

This filing is made pursuant to Rule 485(b) under the 1933 Act for the purpose of: (i) updating the Trust’s financial statements and information; (ii) otherwise updating the Trust’s Registration Statement as required by Rule 8b-16 under the 1940 Act; and (iii) making non-material changes.

In connection with the filing of Post-Effective Amendment No. 2,674 to the Trust’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 2,674 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

        If you have any questions, please feel free to contact Brian Roe at (212) 649-8707 or Allison Fumai at (212) 698-3526.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai